Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 49,383		$ 107,564
Rate increase on funds invested	15		32
Rate decrease on funds invested	$ (15)		$ (32)
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		1		0
Rate decrease on funds invested		$ (1)		$ 0
Bottom of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.00%	0.00%	0.00%	0.00%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
Bottom of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.50%	1.50%	0.24%	0.24%
Rate increase	1.65%	1.65%	0.26%	0.26%
Rate decrease	1.35%	1.35%	0.22%	0.22%
Top of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.00%	0.00%	0.00%	0.00%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
Top of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.50%	1.50%	0.24%	0.24%
Rate increase	1.65%	1.65%	0.26%	0.26%
Rate decrease	1.35%	1.35%	0.22%	0.22%